Average Annual Total Returns - FidelityLargeCapStockK6Fund-PRO - FidelityLargeCapStockK6Fund-PRO - Fidelity Large Cap Stock K6 Fund	Jun. 29, 2023
Fidelity Large Cap Stock K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.67%)
Past 5 years	9.24%
Since Inception	10.41%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.59%	[1]

[1]	A From May 25, 2017